Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
(a) General
The following description of the Penske Automotive Group Employee Stock Ownership 401(k) Plan, as amended through December 31, 2025, (the “Plan”), is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan. Effective October 1, 2025, the Plan was restated and renamed the Penske Automotive Group Employee Stock Ownership 401(k) Plan from the Penske Automotive Group 401(k) Savings and Retirement Plan. The Plan includes an employee stock ownership plan ("ESOP") feature for the portion of the Plan invested in Penske Automotive Group, Inc. common stock. Participants invested in Company common stock may elect to receive dividends in cash or to have such dividends reinvested in Company common stock.
The Plan is a defined contribution employee stock ownership plan ("ESOP") as defined in Internal Revenue Code ("Code") Section 4975(e)(7), with a cash or deferred arrangement under Code section 401(k) (commonly referred to as an ESOP/KSOP Plan) covering all eligible employees of Penske Automotive Group, Inc. (the “Company” or “Plan Sponsor”) and its subsidiaries, including eligible employees of Premier Truck Group (“PTG”), in the United States who meet the Plan's eligibility requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Company is the designated administrator of the Plan and has delegated authority to the Penske Automotive Group Employee Stock Ownership 401(k) Plan and Deferred Compensation Plan Committee (the "Committee"), who has responsibility for management of Plan assets and the Plan's investment policy, as well as for reviewing the performance of the Plan’s investments. Certain asset-based fees are paid by the Plan participants. Principal Financial Group ("Principal") serves as the trustee and recordkeeper of the Plan. Participants with balances from plans merged into the Plan due to acquisitions by the Plan Sponsor may retain certain rights of such merged plans.
(b) Legislation
The SECURE 2.0 Act of 2022 (“SECURE 2.0”), signed into law on December 29, 2022, makes significant changes to existing law for retirement plans by building upon provisions in the SECURE Act of 2019. SECURE 2.0 introduces new requirements and considerations for plan sponsors that are intended to expand coverage, increase savings, preserve income, and simplify plan rules and administrative procedures. Each of the provisions in SECURE 2.0 has its own effective date ranging from the date of enactment to 2028 and beyond, with the bulk of the provisions having become effective in 2023 and 2024. The Plan is required to be amended in regard to the applicable requirements of SECURE 2.0 by December 31, 2026.
(c) Eligibility
Full-time employees in the United States, and part-time or temporary employees in the United States who are scheduled to complete 1,000 hours of service in a twelve consecutive month period beginning with their date of hire, are eligible to participate in the Plan on the first day of the calendar month following the date they have completed sixty days of service.
(d) Participant Accounts
Individual accounts are maintained by the Recordkeeper for each of the Plan’s participants. Such accounts include the participant’s contributions and related Employer Match Contributions (as defined below), as adjusted by the net investment return on the participant’s holdings. Participant accounts are also charged with recordkeeping administrative fees. Cash dividends on shares of Company common stock allocated to participants' Plan accounts under the ESOP portion of the Plan (the "ESOP Portion") are passed through to such participants. Participants provide voting directions with respect to the investment funds in which their Plan accounts are invested including, without limitation, voting directions with respect to shares of Company common stock allocated to their Plan accounts under the Plan's ESOP Portion. Non-directed shares of Company common stock in the ESOP Portion are voted proportionally to all other participant directions received.
(e) Contributions
Under the provisions of the Plan, new employees are automatically enrolled in the Plan at a deferral rate of 2% of eligible employee compensation. Participants may elect to defer, through payroll deductions, a portion of their compensation to the Plan in an amount generally from 1% to 75% of compensation. Participants may adjust their deferral percentage at any time. Highly compensated employees (“HCEs”) are limited to deferring up to 10% of compensation. The Plan provides for both pre-tax contributions and after-tax (Roth) contributions. Such contributions may not exceed Internal Revenue Code (“IRC”) 402(g) limitations ($23,500 in 2025). The Plan also permits participants who are age 50 or older to make additional catch-up contributions (up to $7,500 in 2025). Participants who attain age 60 through 63 during 2025 are eligible to make additional catch-up contributions (up to $11,250 in 2025). A participant’s elective contributions and any related Employer Match Contributions are invested at the direction of the participant. If a participant does not make such an election, he or she is deemed to have elected to invest in an age-appropriate State Street Global Advisors target retirement lending fund (“Default Investment”).
In addition to any pre-tax or Roth contributions, the Plan allows participants to make voluntary after-tax contributions and in-plan Roth conversions, allowing participants to convert voluntary after-tax contributions and earnings to a Roth account. Participants may contribute up to 100% of eligible pay, and in conjunction with the Plan restatement on October 1, 2025, discussed above, the percentage that HCEs may contribute was increased from 9% to 10% of eligible pay subject to the annual additions limitation under Section 415(c) of the IRC ($70,000 for 2025). These voluntary after-tax contributions can be withdrawn any time prior to an in-plan Roth conversion with up to two withdrawals allowed in a 12-month period.
The Plan Sponsor funds discretionary matching contributions at a level of 62.5% of the first 4% of eligible salary deferrals for most participants and at a level of 50% of the first 6% of eligible salary deferrals for participants of PTG (“Employer Match Contributions”). Eligible salary deferrals used to determine discretionary matching contributions may not exceed IRC 401(a)(17) limitations ($350,000 in 2025). Employer Match Contributions are invested based on participant investment elections or in the Default Investment if the participant did not make an election.
There were no rollover contributions by employees hired as a result of acquisitions during 2025.
(f) Notes Receivable from Participants
Participants may take loans from their accounts from a minimum of $1,000 up to the lesser of a defined amount or $50,000. Loan terms are limited to one to five years, or up to fifteen years for the purchase of a primary residence. The loans are collateralized by the balance in the participant’s account and bear interest at a rate commensurate with prevailing rates. Principal and interest are paid ratably through payroll deductions. Repayment of the entire balance is permitted at any time. Participants are limited to having only one loan outstanding at any point in time, and participants are restricted to initiating only one loan in any consecutive 12-month period.
(g) Vesting
Employee contributions to the Plan vest immediately. Employer Match Contributions for all non-collective bargaining employees vest upon the attainment by the participant of three years of credited service and for collective bargaining employees vest as specified in the applicable collective bargaining agreement, in each case subject to automatic vesting on certain specified events. Any dividends attributable to shares of Company common stock in a Participant's ESOP Portion also vest immediately.
(h) Investments
As of December 31, 2025, participant investment options consisted primarily of common collective trust funds, employer securities, mutual funds, and a self-directed brokerage account. Participants are generally permitted to change investment options daily. Transfers and contributions into the self-directed brokerage account are limited to 50% of a participant’s total investments. Investments within the self-directed brokerage account are restricted to taxable mutual funds, taxable fixed-income securities, and equities listed on regulated U.S. securities exchanges.
(i) Payment of Benefits
Upon retirement, death, disability, termination of employment, or attainment of age 59 1/2, the participant or beneficiary may elect to receive distributions from the Plan, which may be in a single lump sum or partial cash payments and which, in certain circumstances, may be in Company common stock. Participants may also make a hardship withdrawal in certain cases of financial need as established by Internal Revenue Service (“IRS”) regulations.
(j) Forfeited Accounts
As of December 31, 2025 and 2024, forfeited non-vested assets totaled $107,935 and $57,017, respectively, representing balances remaining after applying forfeitures to Employer Match Contributions. During 2025, approximately $962,595 of Employer Match Contributions were paid by the Plan Sponsor using forfeited amounts.